Note 5 - Personnel Expenses, Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Salaries, including bonuses	$ 43,235	$ 43,440	$ 40,301
Social security contribution, excluding amounts related to share-based remuneration	5,222	5,371	4,624
External temporary hires	10,318	8,617	7,090
Defined contribution pension expense	4,752	4,477	3,279
Other personnel-related expenses	1,758	2,080	2,103
Total personnel expenses, excluding share-based remuneration	65,285	63,984	57,397
Share-based remuneration, including related social security contribution	9,304	10,466	4,706
Total personnel expenses, including share-based remuneration	$ 74,588	$ 74,450	$ 62,103